Related Party Transactions-Transactions with existing related parties -Receivables (Details) - USD ($)	1 Months Ended		9 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from (to) related party			$ 3,512,000		$ 3,484,000
Avenir LNG
Related Party Transaction [Line Items]
Due from (to) related party			3,431,000		3,225,000
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount			100,000	$ 300,000
Avenir LNG | Loan to related party
Related Party Transaction [Line Items]
Debt instrument, term		1 year
Shareholder loan		$ 5,300,000
Proceeds from related party debt			$ 1,800,000
Related party transaction rate			5.00%
Interest receivable from interest rate swaps			$ 66,000
Interest and commitment fee receivable, undrawn portion			83,000
Avenir LNG | Loan to related party | Subsequent event
Related Party Transaction [Line Items]
Loans and leases receivable, term	3 years
Magni Partners
Related Party Transaction [Line Items]
Due from (to) related party			81,000		81,000
Borr Drilling
Related Party Transaction [Line Items]
Due from (to) related party			0		149,000
2020 Bulkers
Related Party Transaction [Line Items]
Due from (to) related party			$ 0		$ 29,000